Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Disclosure of Significant accounting policies [Abstract]
Description of accounting policy for basis of consolidation [text block]
a.	Basis of consolidation

The financial statements of the Group companies are consolidated on a line-by-line basis. Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. These financial statements are prepared by applying uniform accounting policies in use at the Group.

(i)	Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Thus, the Company controls an investee if and only if the Company has all the following:
- power over the investee;
- exposure, or rights, to variable returns from its involvement with the investee; and
- the ability to use its power over the investee to affect the amount of the Company’s returns.

Generally, there is a presumption that majority of voting rights results in control. To support this presumption and when the Group has less than a majority of voting of similar rights of an investee, the group considers all relevant facts and circumstances in assessing whether it has power over an investee.

The financial statements of subsidiaries are consolidated from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed where necessary to align them with the policies adopted by the Group.

Description of accounting policy for foreign currency translation [text block]
b.	Foreign currency

(i)	Foreign currency transactions and balances

Transactions in foreign currencies are initially recognized in the financial statements using exchange rates prevailing on the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the relevant functional currency at the exchange rates prevailing at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date that the fair value was determined. Non-monetary assets and liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Foreign currency differences arising on translation are recognized in the income statement for determination of net profit or loss during the period.

(ii)	Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to the functional currency at exchange rates at the reporting date. The income and expenses of foreign operations and cash flows are translated to Indian Rupees using average exchange rates during the period. Any differences arising on such translation are recognized in other comprehensive income. Such differences are included in the foreign currency translation reserve “FCTR” within other components of equity. When a foreign operation is disposed off, in part or in full, the relevant amount in the FCTR is transferred to profit or loss.

Description of accounting policy for financial instruments [text block]
c.	Financial instruments

(i)
Financial Assets

Financial assets comprises of investments in equity and debt securities, trade and other receivables, cash and cash equivalents and other financial assets.

Initial recognition:

All financial assets are recognised initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognised on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

Subsequent measurement:

Financial assets measured at amortized cost:
Financial assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are measured at amortised cost using effective interest rate (EIR) method. The EIR amortisation is recognised as finance income in the Statement of Income.

The Group while applying above criteria has classified the following financial assets at amortised cost
- Trade receivables
- Other financial assets.
- Investment in debt securities

Financial assets at fair value through other comprehensive income (FVTOCI):
Financial assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding are subsequently measured at FVTOCI. Fair value movements in financial assets at FVTOCI are recognised in other comprehensive income.

Equity instruments held for trading are classified as at fair value through profit or loss (FVTPL). For other equity instruments the Group classifies the same as at FVTOCI. The classification is made on initial recognition and is irrevocable. Fair value changes on equity investments at FVTOCI, excluding dividends, are recognised in other comprehensive income (OCI).

Financial assets at fair value through profit or loss (FVTPL):
Financial asset are measured at fair value through profit or loss if it does not meet the criteria for classification as measured at amortised cost or at fair value through other comprehensive income. All fair value changes are recognised in the Statement of Income.

Derecognition of financial assets:
Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire or the financial asset is transferred and the transfer qualifies for derecognition. On derecognition of a financial asset in its entirety, the difference between the carrying amount (measured at the date of derecognition) and the consideration received (including any new asset obtained less any new liability assumed) shall be recognised in the Statement of Income.

Impairment of financial assets:

Trade receivables, contract assets, lease receivables under IFRS 9, investments in debt instruments that are carried at amortised cost, investments in debt instruments that are carried at FVTOCI are tested for impairment based on the expected credit losses for the respective financial asset.

Trade receivables
An impairment analysis is performed at each reporting date. The expected credit losses over lifetime of the asset are estimated by adopting the simplified approach using a provision matrix which is based on historical loss rates reflecting current condition and forecasts of future economic conditions. In this approach assets are grouped on the basis of similar credit characteristics such as industry, customer segment, past due status and other factors which are relevant to estimate the expected cash loss from these assets.

Other financial assets
Other financial assets are tested for impairment based on significant change in credit risk since initial recognition and impairment is measured based on probability of default over the lifetime when there is significant increase in credit risk.

(ii) Financial liabilities

Financial liabilities are initially recognised at fair value and any transaction cost that are attributable to the acquisition of the financial liabilities except financial liabilities at fair value through profit or loss which are initially measured at fair value.

Subsequent measurement:

The financial liabilities are classified for subsequent measurement into following categories:
- at amortised cost
- at fair value through profit or loss

Financial liabilities at amortised cost
The Group is classifying the following financial liabilities at amortised cost;
a) Borrowings
b) Finance lease obligations
c) Trade and other payables
d) Other financial liabilities

Amortised cost for financial liabilities represents amount at which financial liability is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount.

Financial liabilities at fair value through profit or loss
Financial liabilities held for trading are measured at FVTPL.

Derecognition of financial liabilities:

A financial liability shall be derecognised when, and only when, it is extinguished i.e. when the obligation specified in the contract is discharged or cancelled or expires.

(iii) Derivative financial instruments

Foreign exchange forward contracts and options are entered into by the Group to mitigate the risk of changes in foreign exchange rates associated with certain payables, receivables and forecasted transactions denominated in certain foreign currencies. The group also enters into cross currency interest rate swaps for hedging the risk against variability in cash flows of its term loan.

These derivative contracts do not qualify for hedge accounting under IFRS 9 and are initially recognized at fair value on the date the contract is entered into and subsequently re-measured at their fair value. Gains or losses arising from changes in the fair value of the derivative contracts are recognized immediately in profit or loss.

(iv) Offsetting of Financial Assets and Financial Liabilities

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group has a legal right to offset the amounts and intends either to settle on a net basis or to realize the assets and settle the liability simultaneously.

(v) Reclassification of financial assets

The Group determines classification of financial assets and liabilities on initial recognition. After initial recognition, no reclassification is made for financial assets which are categorised as equity instruments at FVTOCI and financial assets or liabilities that are specifically designated as FVTPL. For financial assets which are debt instruments, a reclassification is made only if there is a change in the business model for managing those assets. Changes to the business model are expected to be very infrequent. The management determines change in the business model as a result of external or internal changes which are significant to the Group’s operations. A change in the business model occurs when the Group either begins or ceases to perform an activity that is significant to its operations. If the Group reclassifies financial assets, it applies the reclassification prospectively from the reclassification date which is the first day of the immediately next reporting period following the change in business model. The Group does not restate any previously recognised gains, losses (including impairment gains or losses) or interest.

Description of accounting policy for issued capital [text block]
d.	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new ordinary shares or share options are recognized as a deduction from equity, net of any tax effects.

Description of accounting policy for property, plant and equipment [text block]
e.	Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation and where applicable accumulated impairment losses. Cost of an item of property, plant and equipment comprises its purchase price, including import duties and non-refundable purchases taxes, after deducting trade discounts and rebates and includes expenditure directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials, direct labour and any other costs directly attributable to bringing the asset to a working condition for its intended use, and the costs of dismantling and removing the items and restoring the site on which they are located. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Interest cost incurred for constructed assets is capitalized up to the date the asset is ready for its intended use, based on borrowings incurred specifically for financing the asset or the weighted average rate of all other borrowings, if no specific borrowings have been incurred for the asset.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment and are recognized net within “other income / other expenses” in statement of income.

The cost of assets not put to use as on balance sheet date are disclosed under Construction-in-progress.

(i) Subsequent costs

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is de-recognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in statement of income during the period in which it is incurred.

(ii) Depreciation

Depreciation is recognized in the consolidated statement of income on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Management’s estimated useful lives for the years ended March 31, 2019, 2018 and 2017 were as follows:

Estimate of useful life in years
Buildings	28
Plant and machinery comprising computers, servers etc.	3 – 5
Plant and machinery comprising other items	8
Furniture and fittings	5
Office equipment	5
Motor vehicles	3 – 5

Depreciation is not recorded on construction-in-progress until construction and installation are complete and the asset is ready for its intended use.

The depreciation method, useful lives and residual value are reviewed at each of the reporting date

Description of accounting policy for business combinations [text block]
f.	Business combinations

(i) Business combinations

Business combinations are accounted for using IFRS 3 (Revised), Business Combinations. IFRS 3 requires the identifiable intangible assets and contingent consideration to be fair valued in order to ascertain the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. Significant estimates are required to be made in determining the value of contingent consideration and intangible assets. These valuations are conducted by independent valuation experts.

Business combinations have been accounted for using the acquisition method under the provisions of IFRS 3(Revised). The cost of acquisition is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the date of acquisition. The cost of acquisition also includes the fair value of any contingent consideration. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair value on the date of acquisition.

Transactions costs that the group incurs in connection with a business combination such as finder’s fees, legal fees, due diligence fees, and other professional and consulting fees are expensed as incurred.

The acquisition of an asset or a group of assets that does not constitute a ‘business’ as per IFRS 3 is accounted for by identifying and recognizing the individual identifiable assets acquired and liabilities assumed. The cost of the group is allocated to such individual identifiable assets and liabilities on the basis of their relative fair values on the date of purchase.

(ii) Goodwill

Goodwill represents the cost of a business acquisition in excess of the Group's interest in the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree. When the excess is negative (negative goodwill), the Group reassesses the identification and measurement of identifiable assets, liabilities and contingent liabilities, and the measurement of the cost of acquisition, and recognizes any remaining excess in profit or loss immediately on acquisition.

Subsequent measurement

Goodwill is measured at cost less accumulated impairment losses.

Description of accounting policy for intangible assets other than goodwill [text block]
g.	Other intangible assets

Other intangible assets that are acquired by the Group, which have finite useful lives, are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes expenditure that is directly attributable to the acquisition of the intangible asset.

(i) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure, including expenditure on internally generated goodwill and brands, are recognized in profit or loss as incurred.

(ii) Amortization of intangible assets with finite useful lives

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and previous year are as follows:

Estimate of useful life in years
Software	Not exceeding 3 years
Technical know-how	5 years
License fees	20 years
Bandwidth Capacity	12 years
Portals and web development cost	5 years
Customer related intangibles	5 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Description of accounting policy for leases [text block]
h.	Leases

At the inception of a lease, the lease arrangement is classified as either a finance lease or an operating lease, based on the substance of the lease arrangement.

Assets taken on finance lease:

A finance lease is recognized as an asset and a liability at the commencement of lease, at lower of the fair value of leased asset or the present value of the minimum lease payments. Initial direct costs, if any, are also capitalized and subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset. Minimum lease payments made under finance leases are apportioned between the finance expense and the reduction of the outstanding liability. The finance expense is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Assets taken on operating lease:

Other leases are operating leases and the leased assets are not recognized on the Group’s statement of financial position. Payments made under operating leases are recognized in profit or loss on a straight-line basis over the term of the lease unless such payments are structure in line with the expected general inflation to compensate for the lessors expected inflationary cost increases.

Assets given on finance lease:

The Group is a dealer lessor for leasing various types of products sold to its customers. Profit or loss on sale of such products is recognized in accordance with the policy on outright sales. Finance income i.e., excess of gross minimum lease payments and normal selling price is recognized over the lease period.

Assets given on operating lease:

Assets given on operating lease are depreciated over the useful life of the assets. Rental income is recognised in the statement of income on a straight line basis over the lease term.

Deposits provided to lessors:

The Group is generally required to pay refundable security deposits in order to obtain property leases from various lessors. Such security deposits are financial assets and are recorded at fair value on initial recognition. The difference between the initial fair value and the refundable amount of the deposit is recognized as a lease prepayment. The initial fair value is estimated as the present value of the refundable amount of security deposit, discounted using the market interest rates for similar instruments.

Subsequent to initial recognition, the security deposit is measured at amortized cost using the effective interest method with the carrying amount increased over the lease period up to the refundable amount. The amount of increase in the carrying amount of deposit is recognized as interest income. The lease prepayment is amortized on a straight line basis over the lease term as a lease rental expense.

Indefeasible Right of Use (IRU)

The Company has entered into IRU arrangements which entitle the company to right of use of specified bandwidth capacity for a specified period of time. Such right is being treated as operating lease since the risks and rewards are not transferred to the Company. Hence, the upfront payments made towards right of use of bandwidth capacities under such agreements have been treated as prepayments and is amortized over the term of the contract.

Description of accounting policy for measuring inventories [text block]
i.	Inventories

Inventories comprising traded hardware and software are measured at the lower of cost (determined using first-in first-out method) and net realizable value. Cost comprises cost of purchase and all directly attributable costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Description of accounting policy for contract assets or liabilities explanatory [text block]
j.	Contract assets/liability
  Contract Assets (Unbilled revenue) represents revenue in excess of billing. Contract Liability (Deferred income) represents unserviced portion of billed contracts.

Description of accounting policy for impairment of non-financial assets [text block]
k.	Impairment

Non-financial assets

The carrying amounts of the Group’s non-financial assets, other than inventories and deferred tax assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For goodwill, the recoverable amount is estimated each year at
December 31
.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”).

The goodwill acquired in a business combination, for the purpose of impairment testing, is allocated to cash-generating units that are expected to benefit from the synergies of the combination. Corporate assets for the purpose of impairment testing are allocated to the cash generating units on a reasonable and consistent basis.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amount of the other assets in the unit or group of units on a pro rata basis.

Reversal of impairment loss

An impairment loss in respect of goodwill is not reversed. In respect of other assets, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized directly in other comprehensive income and presented within equity.

Description of accounting policy for employee benefits [text block]
l.	Employee benefits

Employee benefits are accrued in the period in which the associated services are rendered by employees of the Group, as detailed below:

(a)	Defined contribution plan (Provident fund)

Defined contribution plans are post-employment benefit plans under which an entity pays fixed contributions into a separate entity (a fund) and will have no legal or constructive obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits relating to employee service in the current and prior periods. The Group makes specified monthly contribution towards Government administered provident fund scheme. The Group also contributes to
401
(K) plan on behalf of eligible employees. Obligations for contributions to defined contribution plans are recognised as an employee benefit expense in profit and loss in the periods during which the related services are rendered by employees.

(b)	Defined benefit plans (Gratuity)

In accordance with applicable Indian laws, the Group provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Group. The gratuity fund is managed by the Life Insurance Corporation of India (LIC). The Group's net obligation in respect of defined benefit plan is calculated by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting any unrecognized past service cost and the fair value of any plan assets.

The discount rate is the yield at the reporting date on risk free government bonds that have maturity dates approximating the terms of the Group’s obligations. The calculation is performed annually by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Group, the recognized asset is limited to the total of any unrecognized past service costs and the present value of economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan.

Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the return on plan assets (excluding interest), are recognised in other comprehensive income and presented within equity. Remeasurements are not reclassified to profit or loss in subsequent periods. Service costs, net interest expenses and other expenses related to defined benefit plans are recognised in profit or loss.

(c)	Short term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(d)	Compensated leave of absence

The employees of the Group are entitled to compensated absence. The employees can carry forward a portion of the unutilized accrued absence and utilize it in future periods or receive cash compensation at retirement or termination of employment for the unutilized accrued compensated absence. The Group recognizes an obligation for compensated absences in the period in which the employee renders the services. The Group provides for the expected cost of compensated absence in the Statement of Income as the additional amount that the Group expects to pay as a result of the unused entitlement that has accumulated based on actuarial valuations carried out by an independent actuary at the balance sheet date.

Description of accounting policy for share-based payment transactions [text block]
m.	Share-based payment transactions

The fair value of options on grant date, (equity-settled share based payments) granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period in which the options are vested. The increase in equity recognized in connection with a share based payment transaction is presented as a separate component in equity. The amount recognized as an expense is adjusted to reflect the actual number of share options that vest. In respect of options whose terms and conditions are modified, the Group includes the incremental fair value of the options in the measurement of the amounts recognized for services received from the employees. The incremental fair value is the difference between the fair value of the modified option and that of the original option both estimated as at the date of the modification. If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments, which is recognized over the remainder of the original vesting period. If the modification occurs after vesting date, the incremental fair value granted is recognized immediately, or over the vesting period if the employee is required to complete an additional period of service before becoming unconditionally entitled to those modified equity instruments.

Description of accounting policy for provisions [text block]
n.	Provisions

Provisions are recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

A provision for onerous contracts is recognized when the expected benefits to be derived by the Group from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

Description of accounting policy for recognition of revenue [text block]
o.	Revenue Recognition

The Group derives revenue from converged ICT solutions comprising telecom-centric services, Data Center-centric IT services which includes Data Center services, cloud and managed services, applications integration services and technology integration services.

The Group has adopted IFRS
15
Revenue from Contracts with Customers with effect from
April 1, 2018
by using the cumulative effect transition method and accordingly comparatives have not been retrospectively adjusted. The effect on adoption of IFRS
15
on initial application of Rs. 38,215 has been adjusted in the opening retained earnings.

The Group recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services excluding the amount collected on behalf of third parties. Refer note
3
(o) Significant accounting policies in the
2018
Annual Report in Form
20
F for the previous revenue recognition policies.

The revenue recognition in respect of the various streams of revenue is described as follows

(i)	Telecom Services

Revenue from Telecom services includes Data network services and Voice services. Telecom services primarily include revenue from connectivity services, NLD/ILD services and to a lesser extent, revenues from the setup and installation of connectivity links. The group provides connectivity for a fixed period of time at a fixed rate regardless of usage. Revenue from telecom services are series of distinct services. The performance obligations are satisfied overtime.

Service revenue is recognized when services are provided, based upon period of time. The setup and installation of connectivity links are deferred and recognized over the associated contract period.

Sale of equipments are accounted as separate performance obligations if they are distinct and its related revenues are recognised at a point in time when the control is passed on to the customer.

The Group provides NLD (National Long Distance) and ILD (International Long Distance) services through Group’s network. The Group carries voice traffic, both national and international, using the network back-bone and delivers voice traffic to Inter-connect Operators. Revenue is recognised when the services are provided based upon the usage (eg: metered call units of voice traffic terminated on the Group’s network).

(ii)	Data Center Services:

Revenue from DC services consists co-location of racks and power charges. The contracts are mainly for a fixed rate for a period of time. Revenue from co-location of racks, power charges and cross connect charges are series of distinct services. The performance obligations are satisfied overtime. Service revenue is recognized as the related services are performed. Sale of equipments such as servers, switches, networking equipments, cable infrastructure and racks etc are accounted as separate performance obligations if they are distinct and its related revenues are recognised at a point in time when the control is passed on to the customer.

(iii)	Cloud and Managed Services:

Revenue from Cloud and managed services include revenue from Cloud and storage solutions, managed services, value added services, domestic and International managed services.

Revenues from Cloud and on demand compute and storage, are primarily fixed for a period of time. Revenue from Cloud and managed services are series of distinct services. The performance obligations are satisfied overtime. The group recognize service revenue as the related services are performed.

Revenues from domestic and international managed services, comprise of value added services, operations and maintenance of projects and from remote infrastructure management. Contracts from this segment are fixed and could also be based on time and material contracts.

In the case of time and material contracts, the group recognizes service revenue as the related services are performed.

In the case of fixed price contract, the group recognise revenue over a period of time based on progress towards completion of performance obligation using efforts or cost to cost measure of progress (percentage completion method of accounting).

The stage of completion is measured by efforts spent to estimated total efforts over the term of the contract.

(iv)	Technology Integration Services:

Revenue from Technology Integration Services include system integration Services, revenue from construction of Data Centers, network services, security solutions and to a lesser extent, revenue from sale of hardware and software.

Revenue from construction contract includes revenue from construction of Data Centers to the specific needs and design of the customer. The Group recognize revenue at point in time, when the customer does not take control of work-in-progress or over a period of time when the customer controls the work-in-progress. In the case where revenue is recognised over a period of time and progress is measured based on the costs incurred to date as a percentage of the total estimated costs to fulfill the contract.

If the Group does not have a sufficient basis to measure the progress of completion or to estimate the total contract revenues and costs, revenue is recognized only to the extent of contract cost incurred for which recoverability is probable.

When total cost estimates exceed revenues in an arrangement, the estimated losses are recognized in the statement of Income in the period in which such losses become probable based on the current contract estimates.

(v)	Applications Integration Services:

Revenue from Applications Integration services include online assessment, document management services, web development, digital certificate based authentication services, supply chain software and eLearning software development services. eLearning software development services consist of structuring of content, developing modules, delivery and training users in the modules developed.

Revenue from Applications Integration Services is recognised over a period of time. The progress is measured based on the amount of time/effort spent on a project. Revenue in relation to ‘time’ is measured as the agreed rate per unit of time multiplied by the units of time expended. The element of revenue related to materials is measured in accordance with the terms of the contract.

The Group enters into contracts with customers to serve advertisements in the portal and the Group is paid on the basis of impressions, click-throughs or leads and in each case the revenue is recognised rateably over the period of the contract based upon the usage (i.e on actual impressions/click throughs / leads delivered.)

Revenue from commissions earned on electronic commerce transactions are recognised when the transactions are completed.

Digital Certification revenues include income received on account of Web certification. Generally the Group does not hold after sale service commitments after the activation of the Digital Certificates sold and accordingly, revenue is recognised fully on the date of activation of the respective certificate.

Multiple deliverable arrangements

In certain cases, some elements belonging to the services mentioned above are sold as a package consisting of all or some of the elements.

The Group accounts for goods or services of the package separately if they are distinct. i.e if a good or service is separately identifiable from other promises in the contract and if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer.

The Group allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis. Standalone selling price is the price at which group would sell a promised good or service separately to the customer.

If the relative stand-alone selling prices are not available, the group estimates the same. In doing so, the group maximise the use of observable inputs and apply estimation methods consistently in similar circumstances.

Contract Cost

Costs to fulfil customer contracts i.e the costs relate directly to a contract or to an anticipated contract that the Group can specifically identify or the costs generate/ enhance resources of the group that will be used in satisfying (or in continuing to satisfy) performance obligations in the future or the costs that are expected to be recovered are recognised as asset and amortized over the contract period.

Incremental costs of obtaining a contract are recognised as assets and amortized over the contract period if entity expects to recover those costs. The Group recognise incremental cost of obtaining a contract as an expense when incurred if the amortisation period of the asset that the entity otherwise would have recognised is one year or less.

Costs to obtain a contract that is incurred regardless of whether the contract is obtained are recognised as an expense when incurred, unless those costs are explicitly chargeable to the customer regardless of whether the contract is obtained.

Significant judgments on applying IFRS
15

The group contracts with customer include promises or arrangements to transfer multiple goods or services to a customer. The group assess whether such arrangements in the contract has distinct goods or services (performance obligation). Identification of distinct performance obligation involves judgment to determine ability of customer to benefit independently from other promises in the contract.

The judgment is required to measure the transaction price for the contract. The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration could be fixed amount or variable amount or could be both. Transaction price could also be adjusted for time value of money if contract includes a significant financing component.

In the case of multiple arrangements in a contract, the group allocate transaction price to each performance obligation based on standalone transaction price. The determination of standalone transaction price involves judgment.

The group uses judgment in determining timing of satisfaction of performance obligation. The group considers how customer benefits from goods or services as the services are rendered, who controls as the assets is created or enhanced, whether asset has an alternate use and the entity has an enforceable right to payment for performance completed to date, transfer of significant risk and reward to the customer, acceptance or sign off from the customer etc.,

The group uses judgement when capitalising the contract cost as to whether it generates or enhances resources of the entity that will be used in satisfying performance obligation in the future.

Description of accounting policy for finance income and costs [text block]
p.	Finance income

Finance income comprises interest income on funds invested, dividend income and gains on the disposal of financial assets at fair value through profit or loss. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Dividend income is recognized in profit or loss on the date when the Group’s right to receive payment is established, which in the case of quoted securities is the ex-dividend date.

Description of accounting policy for finance costs [text block]
q.	Finance expense

Finance expense comprises borrowing costs, bank charges, unwinding of discount on provision, fair value losses on financial assets at fair value through profit or loss that are recognized in Statement of Income. Fair value changes attributable to hedged risk are recognised in the Statement of Income.

Borrowing costs
Borrowing costs are interest and other costs (including exchange difference relating to foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs) incurred in connection with the borrowing of funds. Interest expense is recognised using effective interest method.

Borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized as part of the cost of that asset. Other borrowing costs are recognized as expenses in the period in which they are incurred. To the extent the Group borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the Group determines the amount of borrowings costs eligible for capitalization by applying a capitalization rate to the expenditure incurred on such asset. The capitalization rate is determined based on the weighted average of borrowing costs applicable to the borrowings of the Group which are outstanding during the period, other than borrowings made specifically towards purchase of the qualifying asset. The amount of borrowing costs that the Group capitalizes during a period does not exceed the amount of borrowing costs incurred during that period.

Description of accounting policy for income tax [text block]
r.	Income taxes

Income tax expense comprises current and deferred tax. Income tax expense is recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income. Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Minimum Alternate Tax (MAT) is accounted as current tax when the Company is subjected to such provisions of the Income Tax Act. However, credit of such MAT paid is available when the Company is subjected to tax as per normal provisions in the future. Credit on account of MAT is recognized as a deferred tax asset based on the management’s estimate of its recoverability in the future.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss and differences relating to investments in subsidiaries and associates to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill, as the same is not deductible for tax purposes. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Deferred taxation arising on investments in subsidiaries and associates is recognized except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred taxation arising on the temporary differences arising out of undistributed earnings of the equity method accounted investee is recorded based on the management's intention. If the intention is to realize the undistributed earnings through sale, deferred tax is measured at the capital gains tax rates that are expected to be applied to temporary differences when they reverse. However, when the intention is to realize the undistributed earnings through dividend, the Group’s share of the income and expenses of the equity method accounted investee is recorded in the statement of income, after considering any taxes on dividend payable by the equity method accounted investee.

Description of accounting policy for earnings per share [text block]
s.	Earnings per share

The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Where ordinary shares are issued but not fully paid, they are treated in the calculation of basic earnings per share as a fraction of an ordinary share to the extent that they were entitled to participate in dividends during the period relative to a fully paid ordinary share. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares, which includes share options granted to employees. To the extent that partly paid shares are not entitled to participate in dividends during the period they are treated as the equivalent of warrants or options in the calculation of diluted earnings per share.

Description of other accounting policies relevant to understanding of financial statements [text block]
t.	Recent accounting pronouncements

(i)	Standards adopted by the Group

IFRS
15
Revenue from Contracts with Customers:
 In
May 2014
, the International Accounting Standards Board (IASB) issued IFRS
15
, Revenue from Contracts with Customers.

The core principle of the new standard is that an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. Further the new standard requires enhanced disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts with customers. The standard permits the use of either the retrospective or cumulative effect transition method. The Group has adopted IFRS
15
Revenue from Contracts with Customers with effect from
April 1, 2018
by using the cumulative effect transition method and accordingly comparatives have not been retrospectively adjusted. Refer note
2
(e) for the impact of adoption of IFRS
15
on the Group's financial statements for the year ended
March 31, 2019
.

IFRIC
22
Foreign currency transactions and advance consideration:
IFRIC
22
was issued on
December 8, 2016
which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when an entity has received or paid advance consideration in a foreign currency. The effective date for adoption of IFRIC
22
is annual reporting periods beginning on or after
January 1, 2018
. The Group has adopted the amendment with effect from
April 1, 2018
, the effect of the adoption of IFRIC
22
on the financial statement is insignificant.

Amendments to IFRS
2
, Share-based payment:
In
June 2016
, the International Accounting Standards Board issued the amendments to IFRS
2
, providing specific guidance for measurement of cash-settled awards, modification of cash-settled awards and awards that include a net settlement feature in respect of withholding taxes. It clarifies that the fair value of cash-settled awards is determined on a basis consistent with that used for equity-settled awards. Market-based performance conditions and non-vesting conditions are reflected in the ‘fair values’, but non-market performance conditions and service vesting conditions are reflected in the estimate of the number of awards expected to vest. Also, the amendment clarifies that if the terms and conditions of a cash-settled share-based payment transaction are modified with the result that it becomes an equity-settled share-based payment transaction, the transaction is accounted for as such from the date of the modification. Further, the amendment requires the award that includes a net settlement feature in respect of withholding taxes to be treated as equity-settled in its entirety. The cash payment to the tax authority is treated as if it was part of an equity settlement. The effective date for adoption of the amendments to IFRS
2
is annual reporting periods beginning on or after
January 1, 2018
.
The Group has adopted the amendment with effect from
April 1, 2018
, the effect of the adoption of IFRS
2
on the financial statement is insignificant.

New Standards and interpretations not yet adopted

IFRS
16
leases:
IFRS
16
on lease was issued on
January 13, 2016
and is effective from the year
January 1, 2019
. The standard replaces all existing lease accounting requirements and represents a significant change in accounting and reporting of leases, with more assets and liabilities to be reported on the Statement of Financial Position and a different recognition of lease costs. The Group is currently evaluating the effect of the standard on the consolidated financial statements. The effective date of adoption of IFRS
16
- Leases is annual period beginning from
1
st
January 2019
. The standard permits the use of either the retrospective or cumulative effect transition method.

Under retrospective method, the Group retrospectively apply the standard to each prior period presented applying IAS
8
Accounting Policies, Changes in Accounting Estimates and Errors and under the cumulative effect transition method, the effect of applying the Standard is adjusted in the opening retained earnings and the comparatives will not be retrospectively adjusted.

The Group will adopt cumulative transition method on adoption of IFRS
16
and accordingly comparatives for the year ended
March 2019
will not be adjusted. The Group also has elected to apply certain practical expedients on transition to IFRS
16
.

On adoption of IFRS
16
, the Group will increase the right to use of assets by
₹
810,000 approx. and an increase in lease liability of
₹
960,000 approx.

The Company has lease prepayment amounting to
₹
1,350,000 as of
March 2019
and Indefeasible right of use (IRU) prepaid asset amounting to
₹
490,000 as of
March 2019
. The same will be reclassified to Right to use asset under IFRS
16
with effect from
April 1, 2019
.

IFRIC
23
Uncertainty over Income Tax Treatments:
IFRIC
23
was issued on
June 7, 2017
to clarify the accounting for uncertainties in income taxes. The effective date for adoption of IFRIC
23
is annual reporting periods beginning on or after
January 1, 2019
, though early adoption is permitted. The effect on adoption of IFRIC
23
on the consolidated financial statements is expected to be insignificant.

Amendments in IAS
19
– Employee Benefits:
In
February 2018
, the IASB issued amendments to IAS
19
– “Employee Benefits” regarding plan amendments, curtailments and settlements. The amendments in Plan Amendment, Curtailment or Settlement are as follows;

a) If a plan amendment, curtailment or settlement occurs, it is now mandatory that the current service cost and the net interest for the period after the remeasurement are determined using the assumptions used for the remeasurement;

b) In addition, amendments have been included to clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding asset ceiling.

The above amendments are effective for annual periods beginning on or after
January 1, 2019
. Earlier application is permitted but must be disclosed.

The Company has evaluated the amendment and the impact of these amendments on its consolidated financial statements is expected to be insignificant.

Amendment in IFRS
3
- Business Combinations

In
October 2018
, the IASB issued amendments to IFRS
3
“Business Combinations” aimed at providing guidance to an entity that determines whether it has acquired a business or a group of assets. The amendments:

clarify that to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	Narrowed the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs;
•	Added guidance and illustrative examples to help entities assess whether a substantive process has been acquired;
•	Removed the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs;
•	Added an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after
1 January 2020
. The Group is currently evaluating the impact of these amendments on its consolidated financial statements.

Amendments to IAS
1
– Presentation of Financial Statements and IAS
8
– Accounting policies, changes in accounting estimates and error

In
October 2018
, the IASB issued amendments to IAS
1
“Presentation of Financial Statements” (“IAS
1
”) and IAS
8
“Accounting Policies, Changes in Accounting Estimates and Errors” (“IAS
8
”) to clarify the definition of “Material” and align the definition used in conceptual framework.

The changes in Definition of Material (Amendments to IAS
1
and IAS
8)
all relate to a revised definition of 'material' which is quoted below from the final amendments

Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity

The new definition of material and the accompanying explanatory paragraphs are contained in IAS
1
. The definition of material in IAS
8
has been replaced with a reference to IAS
1
.

The amendments are effective for annual reporting periods beginning on or after
January 1, 2020
. Earlier application is permitted.

The Group is currently evaluating the impact of these amendments on its consolidated financial statements.